COMMITMENTS AND CONTINGENCIES (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY
PRIMEGEN US, INC. [Member]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2026:

Year
Remainder of 2026	$94,871
2027	189,741
2028	80,676
Total lease payments	365,288
Less: Imputed interest	(15,539)
Total	$349,749

The following table presents maturities of operating lease liabilities on an undiscounted basis as of December 31, 2025:

Year
2026	$189,741
2027	189,741
2028	80,676
Total lease payments	460,158
Less: Imputed interest	(24,272)
Total	$435,886